Portfolio of Investments April 30, 2025
NPFD
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 156.8% (100.0% of Total Investments)
509709730
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 108 .8% ( 69 .4 % of Total
Investments) 509709730
AUTOMOBILES & COMPONENTS - 3.7% (2.4% of Total Investments)
$ 10,476,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 9,750,513
8,195,000 (a) General Motors Financial Co Inc 5 .700 N/A 7,705,692
TOTAL AUTOMOBILES & COMPONENTS 17,456,205
BANKS - 39.5% (25.2% of Total Investments)
1,775,000 (a) Bank of America Corp 6 .300 N/A 1,776,518
12,981,000 (a) Bank of America Corp 6 .625 N/A 12,986,978
5,000,000 (a) Bank of America Corp 5 .875 N/A 4,947,976
3,782,000 Bank of Montreal 7 .300 11/26/84 3,718,448
1,470,000 Bank of Montreal 7 .700 05/26/84 1,496,326
3,090,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 3,161,713
2,998,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 2,890,698
13,100,000 (a) Citigroup Inc 7 .625 N/A 13,451,486
1,650,000 (a) Citigroup Inc 7 .375 N/A 1,670,526
3,014,000 (a) Citigroup Inc 7 .000 N/A 2,990,321
5,351,000 (a) Citigroup Inc 7 .125 N/A 5,277,454
2,875,000 (a) Citigroup Inc 6 .250 N/A 2,883,635
6,500,000 (a),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .703 N/A 6,393,133
50,000 (a),(d) Farm Credit Bank of Texas 6 .200 N/A 48,875
50,000 (a),(d) Farm Credit Bank of Texas 5 .700 N/A 49,542
3,271,000 (a) Fifth Third Bancorp 4 .500 N/A 3,230,012
2,224,000 (a),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .594 N/A 2,177,494
7,070,000 (a),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 7,176,474
7,400,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 7,279,163
7,763,000 (a) JPMorgan Chase & Co 6 .500 N/A 7,757,207
17,767,000 (a) JPMorgan Chase & Co 6 .875 N/A 18,301,700
1,755,000 (a) KeyCorp 5 .000 N/A 1,696,239
6,000,000 (a) M&T Bank Corp 5 .125 N/A 5,810,582
6,990,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 6,985,394
2,445,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 2,418,247
5,735,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 5,642,352
2,470,000 (a) Regions Financial Corp 5 .750 N/A 2,460,648
3,495,000 Toronto-Dominion Bank/The 8 .125 10/31/82 3,612,380
13,209,000 (a) Truist Financial Corp 6 .669 N/A 12,974,042
3,195,000 (a) Truist Financial Corp 5 .100 N/A 3,059,055
5,000,000 (a) US Bancorp 5 .300 N/A 4,861,084
12,874,000 (a) Wells Fargo & Co 6 .850 N/A 13,014,430
12,345,000 (a) Wells Fargo & Co 7 .625 N/A 12,995,767
TOTAL BANKS 185,195,899
CAPITAL GOODS - 2.6% (1.7% of Total Investments)
4,101,000 (a) Air Lease Corp 6 .000 N/A 3,838,488
2,841,000 (a) Air Lease Corp 4 .650 N/A 2,751,437
2,897,000 (a) Air Lease Corp 4 .125 N/A 2,671,039
3,673,000 (d) ILFC E-Capital Trust I 6 .117 12/21/65 2,962,415
TOTAL CAPITAL GOODS 12,223,379
ENERGY - 10.9% (6.9% of Total Investments)
8,546,000 (b) Enbridge Inc 5 .500 07/15/77 8,175,493
6,360,000 Enbridge Inc 7 .625 01/15/83 6,487,073
8,696,000 Enbridge Inc 8 .500 01/15/84 9,373,331
4,279,000 (a) Energy Transfer LP 7 .125 N/A 4,216,777
761,000 (a) Energy Transfer LP 6 .625 N/A 730,573
2,345,000 (a) Energy Transfer LP 6 .500 N/A 2,328,804
4,570,000 Energy Transfer LP 8 .000 05/15/54 4,743,386
3,554,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 3,493,301
5,600,000 TransCanada PipeLines Ltd 7 .590 05/15/67 4,885,898
1,500,000 Transcanada Trust 5 .875 08/15/76 1,478,149
1,460,000 Transcanada Trust 5 .500 09/15/79 1,385,078
2,155,000 Transcanada Trust 5 .600 03/07/82 1,988,384

Portfolio of Investments April 30, 2025
(continued)
NPFD

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 2,094,000 (a),(d) Venture Global LNG Inc 9 .000 % N/A $ 1,799,866
TOTAL ENERGY 51,086,113
FINANCIAL SERVICES - 17.4% (11.2% of Total Investments)
3,350,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 3,363,926
3,200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 3,107,498
2,320,000 (a) Ally Financial Inc 4 .700 N/A 2,131,373
4,200,000 (a) Ally Financial Inc 4 .700 N/A 3,553,789
3,250,000 (a),(d) Capital Farm Credit ACA 5 .000 N/A 3,152,501
1,845,000 (a) Capital One Financial Corp 3 .950 N/A 1,752,418
3,500,000 (a) Charles Schwab Corp/The 4 .000 N/A 3,389,360
10,128,000 (a) Charles Schwab Corp/The 5 .375 N/A 10,094,446
350,000 (a),(d) Compeer Financial ACA 4 .875 N/A 332,500
3,690,000 (a) Discover Financial Services 5 .500 N/A 3,526,451
1,187,000 (a) Discover Financial Services 6 .125 N/A 1,184,850
5,249,000 (a) Goldman Sachs Group Inc/The 6 .125 N/A 4,948,926
5,784,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 5,704,555
9,875,000 (a) Goldman Sachs Group Inc/The 7 .379 N/A 9,896,291
11,071,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 11,289,796
5,140,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 5,322,120
4,250,000 (a) State Street Corp 6 .700 N/A 4,265,003
4,352,000 (a) Voya Financial Inc 7 .758 N/A 4,413,168
TOTAL FINANCIAL SERVICES 81,428,971
HEALTH CARE EQUIPMENT & SERVICES - 0.6% (0.3% of Total Investments)
1,381,000 CVS Health Corp 6 .750 12/10/54 1,371,701
1,174,000 CVS Health Corp 7 .000 03/10/55 1,187,558
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,559,259
INSURANCE - 14.7% (9.4% of Total Investments)
2,595,000 Aegon Ltd 5 .500 04/11/48 2,575,053
2,250,000 (b) American International Group Inc 5 .750 04/01/48 2,217,453
8,045,000 (b) Assurant Inc 7 .000 03/27/48 8,006,193
3,000,000 (d) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 2,760,942
3,050,000 (b) AXIS Specialty Finance LLC 4 .900 01/15/40 2,900,763
3,982,000 Corebridge Financial Inc 6 .375 09/15/54 3,836,328
6,115,000 Enstar Finance LLC 5 .500 01/15/42 5,866,298
2,061,000 (d) Enstar Group Ltd 7 .500 04/01/45 2,066,709
2,000,000 MetLife Inc 10 .750 08/01/39 2,605,488
4,495,000 (a) MetLife Inc 5 .875 N/A 4,548,284
2,518,000 MetLife Inc 6 .350 03/15/55 2,501,368
6,688,000 Prudential Financial Inc 6 .500 03/15/54 6,708,994
3,395,000 Prudential Financial Inc 5 .125 03/01/52 3,190,732
3,248,000 (b) Prudential Financial Inc 6 .750 03/01/53 3,334,173
13,500,000 (a),(d) SBL Holdings Inc 7 .000 N/A 12,751,961
3,415,000 (a),(d) SBL Holdings Inc 6 .500 N/A 2,988,469
TOTAL INSURANCE 68,859,208
MEDIA & ENTERTAINMENT - 1.1% (0.7% of Total Investments)
2,566,000 (a),(d) Farm Credit Bank of Texas 7 .750 N/A 2,658,843
2,375,000 Paramount Global 6 .375 03/30/62 2,284,573
TOTAL MEDIA & ENTERTAINMENT 4,943,416
TELECOMMUNICATION SERVICES - 3.8% (2.4% of Total Investments)
3,791,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,761,965
3,941,000 Rogers Communications Inc 7 .125 04/15/55 3,926,712
10,000,000 Vodafone Group PLC 7 .000 04/04/79 10,274,487
TOTAL TELECOMMUNICATION SERVICES 17,963,164
UTILITIES - 14.5% (9.2% of Total Investments)
1,300,000 (d) AES Andes SA 8 .150 06/10/55 1,324,699
1,635,000 AES Corp/The 7 .600 01/15/55 1,615,483
1,302,000 (d) AltaGas Ltd 7 .200 10/15/54 1,271,554
3,416,000 CMS Energy Corp 6 .500 06/01/55 3,330,398
3,000,000 Dominion Energy Inc 6 .625 05/15/55 2,949,567
3,593,000 Dominion Energy Inc 7 .000 06/01/54 3,730,447

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,539,000 Duke Energy Corp 6 .450% 09/01/54 $ 3,546,439
1,445,000 (a) Edison International 5 .375 N/A 1,354,389
3,910,000 (a) Edison International 5 .000 N/A 3,458,963
1,529,000 Edison International 7 .875 06/15/54 1,431,610
2,404,000 Edison International 8 .125 06/15/53 2,288,952
12,143,000 (b) Emera Inc 6 .750 06/15/76 12,159,436
4,322,000 (b) Entergy Corp 7 .125 12/01/54 4,345,490
2,713,000 EUSHI Finance Inc 7 .625 12/15/54 2,725,092
6,174,000 (b) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 6,236,894
1,925,000 PG&E Corp 7 .375 03/15/55 1,868,771
6,476,000 Sempra 6 .550 04/01/55 5,896,911
4,398,000 (a),(d) Vistra Corp 8 .875 N/A 4,627,693
2,215,000 (a),(d) Vistra Corp 7 .000 N/A 2,236,918
1,560,000 (a),(d) Vistra Corp 8 .000 N/A 1,594,410
TOTAL UTILITIES 67,994,116
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $528,612,403) 509,709,730
SHARES DESCRIPTION RATE VALUE
69565525 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .8% ( 9 .5 % of Total Investments) 69565525
BANKS - 3.3% (2.1% of Total Investments)
121,601 Fifth Third Bancorp 8 .296 3,105,690
62,700 KeyCorp 6 .125 1,583,802
297,600 KeyCorp 6 .200 7,300,128
163,723 Regions Financial Corp 5 .700 3,768,903
TOTAL BANKS 15,758,523
CAPITAL GOODS - 0.7% (0.5% of Total Investments)
132,300 WESCO International Inc 10 .625 3,364,389
TOTAL CAPITAL GOODS 3,364,389
FINANCIAL SERVICES - 2.6% (1.7% of Total Investments)
139,125 Bank of New York Mellon Corp/The 6 .150 3,494,820
143,950 Morgan Stanley 6 .625 3,618,903
211,000 Voya Financial Inc 5 .350 5,120,970
TOTAL FINANCIAL SERVICES 12,234,693
FOOD, BEVERAGE & TOBACCO - 2.0% (1.3% of Total Investments)
237,055 CHS Inc 7 .100 5,985,639
115,393 CHS Inc 6 .750 2,823,666
4,400 (d) Dairy Farmers of America Inc 7 .875 419,100
TOTAL FOOD, BEVERAGE & TOBACCO 9,228,405
INSURANCE - 6.2% (3.9% of Total Investments)
160,150 American National Group Inc 6 .625 4,029,374
185,450 American National Group Inc 7 .375 4,621,414
59,425 Aspen Insurance Holdings Ltd 7 .125 1,401,242
157,150 Athene Holding Ltd 6 .375 3,936,607
194,775 Athene Holding Ltd 6 .350 4,565,526
131,900 Enstar Group Ltd 7 .000 2,812,108
210,800 Reinsurance Group of America Inc 5 .750 5,217,300
93,300 Reinsurance Group of America Inc 7 .125 2,395,944
TOTAL INSURANCE 28,979,515
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $76,784,358) 69,565,525
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
143628560 CORPORATE BONDS - 30 .7% ( 19 .5 % of Total Investments) 143628560
BANKS - 24.3% (15.5% of Total Investments)
1,400,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,370,098
3,075,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,311,784
2,495,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,398,019
1,940,000 (a),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 1,934,456

Portfolio of Investments April 30, 2025
(continued)
NPFD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 715,000 (a),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .500 % N/A $ 698,768
1,595,000 (a),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 1,578,297
6,800,000 (a),(e) Banco Santander SA 9 .625 N/A 7,681,899
3,200,000 (a),(e) Banco Santander SA 8 .000 N/A 3,269,710
1,960,000 (a),(e) Barclays PLC 6 .125 N/A 1,948,553
3,510,000 (a),(e) Barclays PLC 8 .000 N/A 3,585,882
3,083,000 (a),(e) Barclays PLC 9 .625 N/A 3,365,588
977,000 (a),(e) Barclays PLC 7 .625 N/A 934,645
1,997,000 (a),(d),(e) BNP Paribas SA 7 .375 N/A 1,973,732
2,430,000 (a),(d),(e) BNP Paribas SA 8 .500 N/A 2,532,748
2,150,000 (a),(d),(e) BNP Paribas SA 9 .250 N/A 2,262,103
4,801,000 (a),(d),(e) BNP Paribas SA 7 .750 N/A 4,934,895
1,513,000 (a),(d),(e) BNP Paribas SA 7 .000 N/A 1,513,268
3,770,000 (a),(d),(e) BNP Paribas SA 8 .000 N/A 3,892,559
5,240,000 (a),(d),(e) Credit Agricole SA 8 .125 N/A 5,304,672
4,941,000 (a),(d),(e) Credit Agricole SA 6 .700 N/A 4,678,720
1,171,000 (a),(e) HSBC Holdings PLC 6 .950 N/A 1,146,533
4,539,000 (a),(e) HSBC Holdings PLC 6 .950 N/A 4,425,370
3,763,000 (a),(e) HSBC Holdings PLC 6 .875 N/A 3,731,830
4,560,000 (a),(e) HSBC Holdings PLC 8 .000 N/A 4,736,043
975,000 (a),(e) HSBC Holdings PLC 6 .500 N/A 968,210
335,000 (a),(e) ING Groep NV 5 .750 N/A 329,524
6,795,000 (a),(e) ING Groep NV, Reg S 7 .500 N/A 6,879,938
4,413,000 (a),(d),(e) Intesa Sanpaolo SpA 7 .700 N/A 4,426,734
784,000 (a),(e) Lloyds Banking Group PLC 6 .750 N/A 734,513
6,996,000 (a),(e) Lloyds Banking Group PLC 8 .000 N/A 7,172,019
1,500,000 (a),(d),(e) Macquarie Bank Ltd/London 6 .125 N/A 1,492,681
1,625,000 (a),(e) NatWest Group PLC 8 .000 N/A 1,629,300
1,370,000 (a),(e) NatWest Group PLC 7 .300 N/A 1,317,230
4,400,000 (a),(e) NatWest Group PLC 8 .125 N/A 4,544,052
1,559,000 (a),(d),(e) Nordea Bank Abp 6 .625 N/A 1,559,402
1,589,000 (a),(d),(e) Nordea Bank Abp 6 .300 N/A 1,513,726
3,631,000 (a),(d),(e) Societe Generale SA 10 .000 N/A 3,904,462
1,680,000 (a),(d),(e) Societe Generale SA 9 .375 N/A 1,757,340
770,000 (a),(d),(e) Societe Generale SA 8 .500 N/A 776,982
1,700,000 (a),(d),(e) Standard Chartered PLC 7 .750 N/A 1,729,543
TOTAL BANKS 113,945,828
FINANCIAL SERVICES - 5.8% (3.6% of Total Investments)
3,325,000 (f) Credit Suisse Group AG 7 .500 01/17/72 374,062
9,004,000 (f) Credit Suisse Group AG 0 .000 01/17/72 1,012,950
5,850,000 (f) Credit Suisse Group AG 6 .380 02/21/72 658,125
2,460,000 (f) Credit Suisse Group AG 7 .500 06/11/72 276,750
4,290,000 (a),(e) Deutsche Bank AG 6 .000 N/A 4,201,356
2,000,000 (a),(e) Deutsche Bank AG, Reg S 4 .789 N/A 1,980,000
6,872,000 (a),(e) UBS Group AG, Reg S 6 .875 N/A 6,872,000
3,853,000 (a),(d),(e) UBS Group AG 9 .250 N/A 4,306,845
4,325,000 (a),(d),(e) UBS Group AG 9 .250 N/A 4,673,128
2,465,000 (a),(d),(e) UBS Group AG 7 .750 N/A 2,521,799
TOTAL FINANCIAL SERVICES 26,877,015
INSURANCE - 0.6% (0.4% of Total Investments)
2,755,000 (a),(e) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 2,805,717
TOTAL INSURANCE 2,805,717
TOTAL CORPORATE BONDS
(Cost $164,169,943) 143,628,560
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11940326 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .5% ( 1 .6 % of Total Investments) 11940326
6,050,000 CoBank ACB 6 .450 01/01/74 6,018,268
2,062,000 CoBank ACB 7 .250 07/01/73 2,063,390

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 3,785,000 CoBank ACB 7 .125% 01/01/74 $ 3,858,668
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $11,923,028) 11,940,326
TOTAL LONG-TERM INVESTMENTS
(Cost $781,489,732) 734,844,141
BORROWINGS - (33.6)% (g),(h) (157,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.9)%(i) (27,810,230)
TFP SHARES, NET - (18.0)%(j) (84,537,128)
OTHER ASSETS & LIABILITIES, NET -  0.7% 3,324,082
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 468,506,865
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $37,737,748 have been pledged as collateral for reverse repurchase agreements.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $106,507,158 or 14.5% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 19.2% of Total Investments.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Borrowings as a percentage of Total Investments is 21.4%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $383,077,181 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.8%.
(j) TFP Shares, Net as a percentage of Total Investments is 11.5%.

Portfolio of Investments April 30, 2025
(continued)
NPFD

NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 509,709,730 $ – $ 509,709,730
$25 Par (or similar) Retail Preferred 69,565,525 – – 69,565,525
Corporate Bonds – 141,306,673 2,321,887 143,628,560
U.S. Government and Agency Obligations – 11,940,326 – 11,940,326
Total $ 69,565,525 $ 662,956,729 $ 2,321,887 $ 734,844,141